Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Begining balance	$ 827,612	$ 818,262
Proceeds from sale	443,138	158,036
Current	756,100	0
Non current	6,049	827,612
Additions	744,500	401,612
Effects of foreign exchange	11,600
Investments	762,149	827,612
Change in fair value through profit or loss	(378,425)	(234,226)
Ending balance	762,149	827,612
Lions Bay Fund [Member] | Ordinary shares [member]
Statement [Line Items]
Begining balance	418,298	197
Proceeds from sale	443,138	0
Additions	0	395,450
Effects of foreign exchange	0
Investments	0	418,298
Change in fair value through profit or loss	24,840	22,848
Ending balance	0	418,298
Solarvest Bio Energy Inc [Member] | Convertible Debenture [Member]
Statement [Line Items]
Begining balance	177,192	293,434
Proceeds from sale	0	0
Additions	0	0
Effects of foreign exchange	0
Investments	0	177,192
Change in fair value through profit or loss	(177,192)	(116,242)
Ending balance	0	177,192
Royal Bank of Canada [Member] | Guaranteed Investment Certificate [Member]
Statement [Line Items]
Begining balance	0
Proceeds from sale	0
Additions	744,500
Effects of foreign exchange	11,600
Investments	756,100	0
Change in fair value through profit or loss	0
Ending balance	756,100	0
A Two Zcryptocap Inc Point [Member] | Ordinary shares [member]
Statement [Line Items]
Begining balance	10,632	0
Proceeds from sale	0	0
Additions	0	6,162
Effects of foreign exchange	0
Investments	6,049	10,632
Change in fair value through profit or loss	(4,583)	4,470
Ending balance	6,049	10,632
Solarvest Bio Energy Inc [Member] | Ordinary shares [member]
Statement [Line Items]
Begining balance	221,490	366,792
Proceeds from sale	0	0
Additions	0	0
Effects of foreign exchange	0
Investments	0	221,490
Change in fair value through profit or loss	(221,490)	(145,302)
Ending balance	0	221,490
HUGE Shops | Ordinary shares [member]
Statement [Line Items]
Begining balance	0	157,760
Proceeds from sale		157,760
Additions		0
Investments		0
Change in fair value through profit or loss		0
Ending balance		0
SciCann Therapeutics Inc | Ordinary shares [member]
Statement [Line Items]
Begining balance	0	79
Proceeds from sale		79
Additions		0
Investments		0
Change in fair value through profit or loss		0
Ending balance		0
True Pharma Strip Inc [Member] | Ordinary shares [member]
Statement [Line Items]
Begining balance	$ 0
Proceeds from sale		197
Additions		0
Investments		0
Change in fair value through profit or loss		0
Ending balance		$ 0